Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Loss Before Provision for Income Taxes by Region

Loss before provision for income taxes by region for each of the fiscal periods presented is summarized as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Ireland	$(35,898)	$(27,620)	$(12,366)
United States	(5,507)	(1,624)	204

	$(41,405)	$(29,244)	$(12,162)

Components of the Provision for Income Taxes

Components of the provision for income taxes for each of the fiscal periods presented consisted of the following (in thousands):

	Years Ended December 31,
	2012	2011	2010
Irish corporation tax—current	$—	$—	$—
Irish corporation tax—deferred	—	—	—
U.S. taxes—current	26	426	320
U.S. taxes—deferred	(20)	—	—

	$6	$426	$320

Reconciliation Between Income Taxes Computed at the Standard Irish Statutory Tax Rate and the Provision for Income Taxes

Following is a reconciliation between income taxes computed at the standard Irish statutory tax rate which is the statutory rate relevant to the Company and the provision for income taxes for the years ended December 31, 2012, 2011 and 2010, respectively (in thousands):

	Years Ended December 31,
	2012	2011	2010
Taxes at the Irish standard tax rate of 12.5%	$(5,176)	$(3,656)	$(1,520)
U.S. income at rates other than the Irish standard rate	4	613	383
Losses for which no deferred tax asset is recognized	5,176	3,656	1,520
Share-based payments	—	205	166
R&D tax credit	—	(392)	(229)
Other	2	—	—

	$6	$426	$320

Significant Components of Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets as of December 31, 2012 and 2011 are as follows (in thousands):

	December 31,
	2012	2011
Total deferred tax liabilities	$(6)	$—
Deferred tax assets:
Net operating losses	8,917	5,983
R&D tax credit	—	679
Accruals	79	—
Share-based compensation expense	—	1,004

Total deferred tax assets	8,990	7,666
Valuation allowance	(8,917)	(7,666)

	$73	$—